Fair Value Loss on Derivative - Investor Options (Tables)	12 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Summary of Fair Value Loss On Derivative Investor Options

	2024	2023	2022

	US$	US$	US$
Fair value loss on derivative - investor options in September 2023 (2023 Investor options)	11,192,991	—	—
Fair value loss on derivative - investor options in June 2024 (2024 Investor options)	30,544	—	—
Total fair value loss on derivative - investor options	11,223,535	—	—